Shareholder Report, Holdings (Details)	Dec. 31, 2025
Fidelity Strategic Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Strategic Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Strategic Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Strategic Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Strategic Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Strategic Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Strategic Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Strategic Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Strategic Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Strategic Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Strategic Income Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Strategic Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Strategic Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Strategic Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Strategic Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Strategic Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Strategic Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Strategic Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Strategic Income Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Strategic Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Strategic Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Strategic Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Strategic Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	74.50%
Fidelity Strategic Income Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Strategic Income Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Strategic Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Strategic Income Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Strategic Income Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Strategic Income Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Strategic Income Fund | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Strategic Income Fund | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Strategic Income Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Strategic Income Fund | AAHighYieldDebtMember
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Strategic Income Fund | AAUSGovernmentInvestmentGradeDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Strategic Income Fund | AAEmergingMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Strategic Income Fund | AAForeignDevelopedMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Strategic Income Fund | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Strategic Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Strategic Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Strategic Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Strategic Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Strategic Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Strategic Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Strategic Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Strategic Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Income Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Strategic Income Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Strategic Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Strategic Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Strategic Income Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Strategic Income Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Strategic Income Fund - Class Z | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Strategic Income Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Strategic Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Strategic Income Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	74.50%
Fidelity Advisor Strategic Income Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Strategic Income Fund - Class Z | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Strategic Income Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Strategic Income Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Strategic Income Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Strategic Income Fund - Class Z | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Strategic Income Fund - Class Z | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class Z | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Strategic Income Fund - Class Z | AAHighYieldDebtMember
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Advisor Strategic Income Fund - Class Z | AAUSGovernmentInvestmentGradeDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Advisor Strategic Income Fund - Class Z | AAEmergingMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Strategic Income Fund - Class Z | AAForeignDevelopedMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Strategic Income Fund - Class Z | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Strategic Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Strategic Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Strategic Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Strategic Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Strategic Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Strategic Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Strategic Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Strategic Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Income Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Strategic Income Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Strategic Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Strategic Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Strategic Income Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Strategic Income Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Strategic Income Fund - Class M | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Strategic Income Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Strategic Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Strategic Income Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	74.50%
Fidelity Advisor Strategic Income Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Strategic Income Fund - Class M | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Strategic Income Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Strategic Income Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Strategic Income Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Strategic Income Fund - Class M | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Strategic Income Fund - Class M | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class M | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Strategic Income Fund - Class M | AAHighYieldDebtMember
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Advisor Strategic Income Fund - Class M | AAUSGovernmentInvestmentGradeDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Advisor Strategic Income Fund - Class M | AAEmergingMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Strategic Income Fund - Class M | AAForeignDevelopedMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Strategic Income Fund - Class M | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Strategic Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Strategic Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Strategic Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Strategic Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Strategic Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Strategic Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Strategic Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Strategic Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Income Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Strategic Income Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Strategic Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Strategic Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Strategic Income Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Strategic Income Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Strategic Income Fund - Class I | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Strategic Income Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Strategic Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Strategic Income Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	74.50%
Fidelity Advisor Strategic Income Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Strategic Income Fund - Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Strategic Income Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Strategic Income Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Strategic Income Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Strategic Income Fund - Class I | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Strategic Income Fund - Class I | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class I | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Strategic Income Fund - Class I | AAHighYieldDebtMember
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Advisor Strategic Income Fund - Class I | AAUSGovernmentInvestmentGradeDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Advisor Strategic Income Fund - Class I | AAEmergingMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Strategic Income Fund - Class I | AAForeignDevelopedMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Strategic Income Fund - Class I | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Strategic Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Strategic Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Strategic Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Strategic Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Strategic Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Strategic Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Strategic Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Strategic Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Income Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Strategic Income Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Strategic Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Strategic Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Strategic Income Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Strategic Income Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Strategic Income Fund - Class C | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Strategic Income Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Strategic Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Strategic Income Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	74.50%
Fidelity Advisor Strategic Income Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Strategic Income Fund - Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Strategic Income Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Strategic Income Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Strategic Income Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Strategic Income Fund - Class C | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Strategic Income Fund - Class C | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class C | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Strategic Income Fund - Class C | AAHighYieldDebtMember
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Advisor Strategic Income Fund - Class C | AAUSGovernmentInvestmentGradeDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Advisor Strategic Income Fund - Class C | AAEmergingMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Strategic Income Fund - Class C | AAForeignDevelopedMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Strategic Income Fund - Class C | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Strategic Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Strategic Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Strategic Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Strategic Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Strategic Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Strategic Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Strategic Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Strategic Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Income Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Strategic Income Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Strategic Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Strategic Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Strategic Income Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Strategic Income Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Strategic Income Fund - Class A | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Strategic Income Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Strategic Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Strategic Income Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	74.50%
Fidelity Advisor Strategic Income Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Strategic Income Fund - Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Strategic Income Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Strategic Income Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Strategic Income Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Strategic Income Fund - Class A | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Strategic Income Fund - Class A | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class A | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Income Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Strategic Income Fund - Class A | AAHighYieldDebtMember
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Advisor Strategic Income Fund - Class A | AAUSGovernmentInvestmentGradeDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Advisor Strategic Income Fund - Class A | AAEmergingMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Strategic Income Fund - Class A | AAForeignDevelopedMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Strategic Income Fund - Class A | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Strategic Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%